Investment in Affiliate (Details) - Schedule of Activity in Investment at Fair Value $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule Of Activity In Investment At Fair Value Abstract
Balance as of January 1, 2024	$ 67
Revaluation losses	(56)
Balance as of June 30, 2024	$ 11